Contents of Significant Accounts - Principal Underlying Actuarial Assumptions (Detail)	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Defined Benefit Plans [Abstract]
Discount rate	1.59%	1.20%
Rate of future salary increase	3.50%	3.50%